PIPE CONVERTIBLE NOTES (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 08, 2025	Dec. 16, 2024	Dec. 06, 2024	Nov. 07, 2024	Aug. 13, 2024	Feb. 06, 2024	Feb. 02, 2024	Jul. 31, 2023	May 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Mar. 31, 2024	Dec. 07, 2023	Nov. 02, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,800	59,182	59,182
Original issue discount											$ 0	$ 0
Convertible debt											192,787		$ 145,992
Number of shares, issued								18,000
Loss on extinguishment of debt											270,594
Debt Conversion, Original Debt, Amount										$ 1,655,000	5,832,600
Debt Instrument, Increase, Accrued Interest										1,087,513	4,224,860		$ 16,480
Amortization expense related to the OID										231,940	728,278				$ 3,325
Debt discounts net										5,165,893	4,068,953
Accrued interest									$ 192,857	$ 0	$ 154,500
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,182			28,182	28,182
Series A Warrants [Member] | Previously Reported [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,182
Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							31,000			31,000	31,000
Series B Warrants [Member] | Previously Reported [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							31,000
Series A Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued										61,288	275,748
PIPE Convertible Notes [Member]
Original issue discount	$ 280,000	$ 210,000								$ 280,000	$ 1,005,000
Number of shares, issued					3,812
Principal amount	2,800,000	2,100,000
Prior Loan Agreement [Member]
Principal amount																$ 11,000,000	$ 11,000,000
Purchase Agreement [Member]
Principal amount							$ 4,650,000				6,200,000
Convertible debt							$ 4,185,000				$ 5,580,000
Purchase Agreement [Member] | Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,182
Purchase Agreement [Member] | Series B Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,550,000
Purchase Agreement [Member] | Series B Warrants [Member] | Previously Reported [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							31,000
Purchase Agreement [Member] | Maximum [Member]
Principal amount														$ 10,850,000
Purchase Agreement [Member] | Minimum [Member]
Principal amount														$ 250,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | First Mandatory Additional Closing [Member]
Convertible notes						$ 4,650,000
Original issue discount						465,000
Convertible debt						4,185,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Second Mandatory Additional Closing [Member]
Convertible notes						6,200,000
Convertible debt						5,580,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Principal amount						10,850,000	$ 15,500,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Principal amount						$ 250,000
Waiver and Amendment Agreement [Member]
Convertible debt	$ 2,520,000	$ 1,890,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member]
Principal amount			$ 2,100,000	$ 3,300,000
Original issue discount				330,000
Convertible debt			$ 1,890,000	$ 2,970,000
Number of shares, issued				2,339	3,843
Shares issued				1,316	3,152
Proceeds from issuance of repay outstanding debt				$ 2,500,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member] | Previously Reported [Member]
Number of shares, issued					3,843